Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 27, 2012
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARTX
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBRTX
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIHRX

Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund
FUND SUMMARY
Investment Objective
The Heitman REIT Fund (the "Fund") seeks to provide investors with a high total return consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about this and other sales charge discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Heitman REIT Fund	Class A		Class Z	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Heitman REIT Fund		Class A		Class Z	Institutional Class
Management Fees		0.90%		0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		none	[1]	none	none
Service Fees	[2]	0.25%		none	none
Other Operating Expenses	[2]	0.78%		0.52%	0.41%
Total Other Expenses	[2]	1.03%		0.52%	0.41%
Total Annual Fund Operating Expenses		1.93%		1.42%	1.31%
Fee Waiver and/or Expense Reimbursement	[3]	(0.43%)		(0.23%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%		1.19%	0.95%
[1]	The Fund has adopted a distribution plan for Class A shares pursuant to Rule 12b-1 ("Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act") that permits payments of up to 0.25% as a percentage of average daily net assets. However, the Fund is not currently making payments under the Rule 12b-1 Plan.
[2]	The Fund operated as the Old Mutual Heitman REIT Fund (the "Predecessor Fund"), prior to June 4, 2012, at which time, the Predecessor Fund was reorganized into the Fund. Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
[3]	Heitman Real Estate Securities LLC ("Heitman" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.50%, 1.19% and 0.95%, as a percentage of average daily net assets, of Class A shares, Class Z shares and Institutional Class shares, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until June 3, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any fees waived or expenses reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Heitman REIT Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	1,107	1,519	2,666
Class Z	121	427	754	1,682
Institutional Class	97	380	684	1,548

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the fiscal year ended March 31, 2012, the portfolio turnover rate of the
Old Mutual Heitman REIT Fund, a series of Old Mutual Funds II, the predecessor to the Fund (the "Predecessor Fund") was 115.13% of the average value of its portfolio.
Summary of Principal Investment Strategies
To pursue its investment objective under normal circumstances, the Fund predominantly invests in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") or investments with economic characteristics similar to REITs. Heitman, the Fund's investment adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.
The equity securities in which the Fund may invest include common and preferred stocks. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in
REITs. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days' prior written notice.

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses proprietary security valuation models to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50 securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

• Stock Market Risk. The value of the stocks and other securities owned by the
Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Adviser's determination of an investment's value or the Adviser may misgauge that value.

• Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the
Fund's performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

• REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, his or her proportionate share of similar expenses of the REITs in which the Fund invests.

• Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
Before the Fund commenced operations, all of the assets and liabilities of the
Predecessor Fund were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The Reorganization occurred on June 4, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table illustrate the risks of investing in the
Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for the 1, 5, and
10-year or since inception periods compare to those of the Wilshire US Real
Estate Securities Index, a broad measure of market performance. The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future. Updated performance information is available by calling (855)
434-8626 (855-HEITMAN).

The performance information shown in the bar chart and the Best Quarter and
Worst Quarter returns are for the Fund's Class Z shares. The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. Currently only Class A shares are subject to sales charges.
Annual Total Returns for the Past Ten Calendar Years - Class Z Shares

The Fund's Class Z shares year-to-date return as of June 30, 2012 was 14.65%. Best Quarter Worst Quarter 30.73% -40.90% (3rd Quarter 2009) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Heitman REIT Fund	Label		1 Year	5 Years	Past 10 Years or Since Inception		Inception Date
Class A	Class A Shares Return Before Taxes		3.76%	(4.27%)	6.86%	[1]	Sep 30, 2003
Class Z	Class Z Shares Return Before Taxes		10.56%	(2.85%)	9.24%	[1]	Mar 13, 1989
Class Z After Taxes on Distributions	Class Z Shares After Taxes on Distributions	[2]	10.16%	(4.53%)	6.93%	[1]	Mar 13, 1989
Class Z After Taxes on Distributions and Sales	Class Z Shares After Taxes on Distributions and Sale of Shares	[2]	6.85%	(3.04%)	7.09%	[1]	Mar 13, 1989
Wilshire US Real Estate Securities Index (float adjusted)	Wilshire US Real Estate Securities Index (float adjusted (Reflects no deduction for fees, expenses or taxes)		8.56%	(2.15%)	10.15%	[1]
[1]	The inception date for Class A and Class Z shares of the Predecessor Fund is September 30, 2003 and March 13, 1989, respectively. Institutional Class shares of the Fund have not commenced operations. The return presented for Class A shares is since inception. The returns presented for Class Z shares and the Wilshire US Real Estate Securities Index are for the past 10 years.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax performance is shown for Class Z shares. After-tax performance for the Fund's other share classes will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2012
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Heitman REIT Fund (the "Fund") seeks to provide investors with a high total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about this and other sales charge discounts is available from your financial professional and in the
		section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-04
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the fiscal year ended March 31, 2012, the portfolio turnover rate of the
Old Mutual Heitman REIT Fund, a series of Old Mutual Funds II, the predecessor to the Fund (the "Predecessor Fund") was 115.13% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective under normal circumstances, the Fund predominantly invests in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") or investments with economic characteristics similar to REITs. Heitman, the Fund's investment adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.
The equity securities in which the Fund may invest include common and preferred stocks. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in
REITs. This policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days' prior written notice.

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses proprietary security valuation models to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50
		securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective under normal circumstances, the Fund predominantly invests in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") or investments with economic characteristics similar to REITs.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

• Stock Market Risk. The value of the stocks and other securities owned by the
Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Adviser's determination of an investment's value or the Adviser may misgauge that value.

• Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the
Fund's performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

• REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, his or her proportionate share of similar expenses of the REITs in which the Fund invests.

• Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Before the Fund commenced operations, all of the assets and liabilities of the
Predecessor Fund were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The Reorganization occurred on June 4, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table illustrate the risks of investing in the
Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for the 1, 5, and
10-year or since inception periods compare to those of the Wilshire US Real
Estate Securities Index, a broad measure of market performance. The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future. Updated performance information is available by calling (855)
434-8626 (855-HEITMAN).

The performance information shown in the bar chart and the Best Quarter and
Worst Quarter returns are for the Fund's Class Z shares. The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales
		charges. Currently only Class A shares are subject to sales charges.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of the Wilshire US Real Estate Securities Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 434-8626
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares. The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Annual Total Returns for the Past Ten Calendar Years - Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Class Z shares year-to-date return as of June 30, 2012 was 14.65%. Best Quarter Worst Quarter 30.73% -40.90% (3rd Quarter 2009) (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown for Class Z shares. After-tax performance for the Fund's other share classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Wilshire US Real Estate Securities Index (float adjusted)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire US Real Estate Securities Index (float adjusted (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Past 10 Years or Since Inception	rr_AverageAnnualReturnSinceInception	10.15%	[1]
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	(4.27%)
Past 10 Years or Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.52%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	754
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,682
Annual Return 2002	rr_AnnualReturn2002	2.60%
Annual Return 2003	rr_AnnualReturn2003	36.24%
Annual Return 2004	rr_AnnualReturn2004	34.96%
Annual Return 2005	rr_AnnualReturn2005	12.32%
Annual Return 2006	rr_AnnualReturn2006	31.96%
Annual Return 2007	rr_AnnualReturn2007	(17.84%)
Annual Return 2008	rr_AnnualReturn2008	(39.74%)
Annual Return 2009	rr_AnnualReturn2009	26.58%
Annual Return 2010	rr_AnnualReturn2010	24.90%
Annual Return 2011	rr_AnnualReturn2011	10.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.90%)
Label	rr_AverageAnnualReturnLabel	Class Z Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
Past 10 Years or Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1989
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z Shares After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	(4.53%)
Past 10 Years or Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1989
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z Shares After Taxes on Distributions and Sale of Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	(3.04%)
Past 10 Years or Since Inception	rr_AverageAnnualReturnSinceInception	7.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1989
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,548

[1]	The inception date for Class A and Class Z shares of the Predecessor Fund is September 30, 2003 and March 13, 1989, respectively. Institutional Class shares of the Fund have not commenced operations. The return presented for Class A shares is since inception. The returns presented for Class Z shares and the Wilshire US Real Estate Securities Index are for the past 10 years.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[3]	The Fund has adopted a distribution plan for Class A shares pursuant to Rule 12b-1 ("Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act") that permits payments of up to 0.25% as a percentage of average daily net assets. However, the Fund is not currently making payments under the Rule 12b-1 Plan.
[4]	The Fund operated as the Old Mutual Heitman REIT Fund (the "Predecessor Fund"), prior to June 4, 2012, at which time, the Predecessor Fund was reorganized into the Fund. Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
[5]	Heitman Real Estate Securities LLC ("Heitman" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.50%, 1.19% and 0.95%, as a percentage of average daily net assets, of Class A shares, Class Z shares and Institutional Class shares, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until June 3, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any fees waived or expenses reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax performance is shown for Class Z shares. After-tax performance for the Fund's other share classes will vary.